Matrix Capital Group, Inc.
                         420 Lexington Avenue, Suite 601
                            New York, New York 10170



                                  May 22, 2009



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:               Matrix Defined Trusts 7 (the "Fund")
                      (File No. 333-158530) (CIK# 1458566)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 21, 2009.

                                Very truly yours,

                                MATRIX DEFINED TRUSTS 7

                                By:  MATRIX CAPITAL GROUP, INC.


                                By     /s/ CHRISTOPHER ANCI
                                  ------------------------------
                                        Christopher Anci
                                           President





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